Property, Plant and Equipment, Net (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 20, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment, Net (Details) [Line Items]
Depreciation expenses		$ 1,086,564	$ 1,128,867	$ 1,071,799
Impairment loss			330,445
Loss on disposal of office equipment		$ 392
Other operating expenses			$ 50,197
HONG KONG [Member]
Property, Plant and Equipment, Net (Details) [Line Items]
Sale of property	$ 1,100,000